Supplemental information on oil and gas producing activities - discounted net cash flows (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production		$ 2,411,040	$ 79,632,263	$ 26,918,170
Changes in estimated future development costs		(12,627,361)	(13,141,340)	(1,978,913)
Sales and transfer of oil and gas produced, net of production costs		(44,297,989)	(43,090,467)	(30,805,987)
Net change due to extensions, discoveries and improved recovery	[1]	7,061,712	8,496,249	3,226,852
Net change due to purchase and sales of minerals in place		213,539	0	211,777
Net change due to revisions in quantity estimates		6,756,418	10,163,131	9,090,882
Previously estimated development costs incurred during the period		23,200,357	12,505,421	3,482,570
Accretion of discount		11,542,289	6,771,897	4,416,512
Timing and other		(4,993,389)	(13,633,228)	8,991,981
Net change in income taxes		3,814,269	(12,616,331)	(6,462,611)
Aggregate change in the standardized measure of discounted future net cash flows for the year		$ (6,919,115)	$ 35,087,595	$ 17,091,233

[1]	For comparative purposes, figures as of December 2017 were reclassified.